COST REDUCTION ACTIONS (Tables)	12 Months Ended
Dec. 30, 2017
COST REDUCTION ACTIONS
Restructuring charges and payments

        During 2017, restructuring charges and payments were as follows:

(In millions)	Accrual at December 31, 2016	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 30, 2017

2015/2016 Actions
Severance and related costs	$3.3	$31.9	$(30.8)	$–	$(.1)	$4.3
Lease cancellation costs	.2	1.2	(.8)	–	–	.6
Asset impairment charges	–	1.0	–	(1.0)	–	–
Prior actions
Severance and related costs	1.3	(.7)	(.6)	–	–	–

Total	$4.8	$33.4	$(32.2)	$(1.0)	$(.1)	$4.9

        During 2016, restructuring charges and payments were as follows:

(In millions)	Accrual at January 2, 2016	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 31, 2016

2015/2016 Actions
Severance and related costs	$8.4	$15.7	$(20.9)	$–	$.1	$3.3
Asset impairment charges	–	4.1	–	(4.1)	–	–
Lease cancellation costs	.2	1.1	(1.1)	–	–	.2
Prior actions
Severance and related costs	5.5	(1.0)	(3.2)	–	–	1.3

Total	$14.1	$19.9	$(25.2)	$(4.1)	$.1	$4.8

Total amount of restructuring charges incurred by reportable segment and Corporate

(In millions)	2017	2016	2015

Restructuring charges by reportable segment and Corporate
Label and Graphic Materials	$14.8	$8.5	$13.6
Retail Branding and Information Solutions	18.4	10.5	35.7
Industrial and Healthcare Materials	.2	.9	8.0
Corporate	–	–	2.2

Total	$33.4	$19.9	$59.5